Inventory (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2023	Mar. 31, 2023
Inventory (Details) [Line Items]
Total carrying amount of Company's inventory	$ 1,280,073		$ 1,057,240
Inventory expense	108,239	$ 33,078	1,216,129
Biological assets	7,821		32,337	49,269			$ 225	$ 1,068
Amount of stock destroyed	1,280,073		1,057,240		611
Inventories wrote-off				19,563
UNITED KINGDOM
Inventory (Details) [Line Items]
Inventory expense	$ 467,285		$ 566,252	43,022
Biological assets				492.69
Amount of stock destroyed					611
Biological assets [member]
Inventory (Details) [Line Items]
Biological assets				156,073
Biological assets [member] | UNITED KINGDOM
Inventory (Details) [Line Items]
Biological assets
UNITED KINGDOM | Biological assets [member]
Inventory (Details) [Line Items]
Biological assets